Fair Value (Details) (Fair Value, Measurements, Recurring, Common stock warrants, USD $)	Sep. 30, 2012
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability	$ 1,594,323
Quoted Prices in Active Markets for Identical Items (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability	$ 1,594,323